Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Shares Capital [Member]	Equity Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 272,420	$ 62,111	$ (149,489)	$ 185,042
Balance (shares) at Dec. 31, 2018	32,119,007
Statement [Line Items]
Total comprehensive loss for the period			(57,903)	(57,903)
Rights offering & issuance costs	$ 253,047			253,047
Rights offering & issuance costs (shares)	68,281,384
Debenture refinancing warrants		1,564		1,564
Payment of land purchase options	$ 46			46
Payment of land purchase options (shares)	7,875
Exercise of share options	$ 572	(298)		274
Exercise of share options (shares)	40,017
Vesting of restricted shares and RSU's	$ 715	(715)
Vesting of restricted shares and RSU's (shares)	64,451
Share-based compensation and rounding	$ 84	1,986		2,070
Share-based compensation and rounding (shares)	10,292
Balance at Dec. 31, 2019	$ 526,884	64,648	(207,392)	384,140
Balance (shares) at Dec. 31, 2019	100,523,026
Statement [Line Items]
Total comprehensive loss for the period			(20,830)	(20,830)
Debenture exchange warrants		4,976		4,976
Vesting of restricted shares and RSU's	$ 874	(874)
Vesting of restricted shares and RSU's (shares)	153,304
Share-based compensation and rounding	$ 150	1,203		1,353
Share-based compensation and rounding (shares)	57,448
Balance at Dec. 31, 2020	$ 527,908	$ 69,953	$ (228,222)	$ 369,639
Balance (shares) at Dec. 31, 2020	100,733,778